Goodwill and Other Acquired Intangible Assets - Schedule of Amortization Expense of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Aggregate amortization expense	$ 5,807	$ 4,720	$ 5,150
2015	5,646
2016	5,187
2017	3,586
2018	2,597
2019	1,877
2020 and thereafter	$ 1,468